Note 3 - Investments	12 Months Ended
Dec. 31, 2025
EBP 38-3360868 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

3. Investments

In accordance with ASC 820, Fair Value Measurements and Disclosures, the Plan utilizes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets in active markets.

Level 2 - Inputs to the valuation methodology include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, and other inputs that are observable or can be corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are both significant to the fair value measurement and unobservable.

The following valuation methodologies were used to measure the fair value of the Plan’s investments. There were no changes in the methodologies used at December 31, 2025 and 2024.

Money Market and Mutual Funds - Valued at quoted market prices in an exchange and active market, which represent the net asset value of shares held by the Plan.

Mercantile Bank Corporation Common Stock or Other Common Stock - Valued at the closing price reported on the active market on which the security is traded.

The Plan’s valuation methods may result in a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Although Plan management believes the valuation methods are appropriate and consistent with the market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The tables below set forth by level within the fair value hierarchy the Plan’s investments.

December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$101,422,902	$-	$-	$101,422,902
Common stock	16,297,450	-	-	16,297,450
Money market fund	6,127,345	-	-	6,127,345
Investments, at fair value	$123,847,697	$-	$-	$123,847,697

December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$88,930,100	$-	$-	$88,930,100
Common stock	15,280,509	-	-	15,280,509
Money market fund	4,796,307	-	-	4,796,307
Investments, at fair value	$109,006,916	$-	$-	$109,006,916